Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000005030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Shares
Account Value		$ 29,869	$ 29,869	$ 29,869	$ 26,476	$ 21,887	$ 26,713	$ 21,012	$ 16,988	$ 12,482	$ 13,400	$ 10,524	$ 9,753	$ 10,000
Average Annual Return, Percent		12.81%	11.95%	11.56%
C000005036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Account Value		$ 29,110	$ 29,110	$ 29,110	25,882	21,449	26,239	20,697	16,775	12,355	13,299	10,471	9,729	10,000
Average Annual Return, Percent		12.48%	11.66%	11.28%
C000005060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Shares
Account Value		$ 18,710	$ 18,710	$ 18,710	17,884	16,365	19,627	16,853	14,057	11,543	14,264	11,441	9,772	10,000
Average Annual Return, Percent		4.62%	5.89%	6.47%
C000005061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Account Value		$ 18,246	$ 18,246	$ 18,246	17,485	16,039	19,285	16,602	13,884	11,428	14,159	11,384	9,748	10,000
Average Annual Return, Percent		4.36%	5.62%	6.20%
C000005064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Shares
Account Value		$ 34,150	$ 34,150	$ 34,150	27,824	21,963	25,784	20,524	16,467	12,754	13,380	11,178	10,158	10,000
Average Annual Return, Percent		22.73%	15.70%	13.07%
C000005065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Account Value		$ 33,309	$ 33,309	$ 33,309	27,207	21,531	25,339	20,220	16,263	12,628	13,278	11,122	10,132	10,000
Average Annual Return, Percent		22.41%	15.41%	12.79%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 34,237	$ 34,237	$ 34,237	27,388	21,690	26,483	20,578	17,380	13,221	13,826	11,350	10,139	10,000
Average Annual Return, Percent		25.02%	14.52%	13.10%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index (broad-based index)
Account Value	[1]	$ 32,604	$ 32,604	$ 32,604	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048	10,000
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,223	$ 21,223	$ 21,223	$ 19,029	$ 16,274	$ 20,455	$ 17,815	$ 14,850	$ 11,831	$ 13,295	$ 11,596	$ 9,559	$ 10,000
Average Annual Return, Percent		11.54%	7.40%	7.82%

[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.